CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Shares to be issued	Broker warrants	Contributed surplus	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total
Beginning Balance at Dec. 31, 2022	€ 109,902	€ 6,982	€ 38	€ 20,745	€ (72,227)	€ 4,094	€ 69,534
Shares issued upon exercise of Convertible Debt	2,127						2,127
Shares issued as deferred consideration	4,595	(3,491)					1,104
Exercise of restricted share units	2,365			(2,365)
Exercise of deferred share units	218			(218)
Exercise of stock options	808			(368)			440
Expiry of broker warrants			€ (38)	38
Share-based compensation				2,055			2,055
Net loss for the year					(3,836)		(3,836)
Other comprehensive income (loss)						(1,177)	(1,177)
Ending Balance at Dec. 31, 2023	120,015	3,491		19,887	(76,063)	2,917	70,247
Shares issued upon exercise of Convertible Debt	2,704						2,704
Shares issued as deferred consideration	5,630	€ (3,491)					2,139
Exercise of restricted share units	1,757			(1,757)
Exercise of deferred share units	1,016			(1,016)
Exercise of stock options	607			(243)			364
Share-based compensation				809			809
Net loss for the year					(5,147)		(5,147)
Other comprehensive income (loss)						2,383	2,383
Ending Balance at Dec. 31, 2024	€ 131,729			€ 17,680	€ (81,210)	€ 5,300	€ 73,499